Intangible Assets Other than Goodwill, Net - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	$ 23,910,977	$ 18,607,973	$ 19,266,874	$ 20,905,426
Intangible Assets, Amortization and Impairment	(6,257,366)	(3,134,258)	(2,202,848)
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	48,865,559	37,341,308
Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(24,954,582)	(18,733,335)
Easements and Water Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	5,664,621	6,338,591	6,043,003	8,052,525
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	6,281,675	6,920,897
Easements and Water Rights [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(617,054)	(582,306)
Computer Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	17,792,405	9,242,490	10,189,162	12,373,049
Intangible Assets, Amortization and Impairment	(6,255,236)	(3,126,555)	(2,183,887)
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	39,370,957	24,658,245
Computer Software [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	(21,578,552)	(15,415,755)
Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	453,951	3,026,892	3,034,709	$ 479,852
Intangible Assets, Amortization and Impairment	(2,130)	(7,703)	$ (18,961)
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets	3,212,927	5,762,166
Other Identifiable Intangible Assets [Member] | Accumulated Amoritzation and Impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Intangible Assets, Amortization and Impairment	$ (2,758,976)	$ (2,735,274)